Cover	Jul. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 11, 2025, VerifyMe, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting that the Company’s Board of Directors had approved an amendment to the Company’s Amended and Restated Bylaws. This Amendment No. 1 to the Initial Form 8-K is being filed to correct a typographical error in Item 5.03 and Exhibit 3.1 of the Initial Form 8-K. Other than as set forth in this Amendment No. 1, no changes have been made to the Initial Form 8-K.
Document Period End Date	Jul. 08, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39332
Entity Registrant Name	VerifyMe, Inc.
Entity Central Index Key	0001104038
Entity Tax Identification Number	23-3023677
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 International Parkway
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(585)
Local Phone Number	736-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VRME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false